Non-current assets and liabilities held for sales and discontinued operations (Tables)	12 Months Ended
Dec. 31, 2021
Non-current assets and liabilities held for sales and discontinued operations
Schedule of net non-current assets held for sale

	December 31, 2021
	Coal (Discontinued
	operation)	Manganese	Other assets	Total
Assets
Accounts receivable	—	11	—	11
Inventories	167	12	—	179
Taxes	364	17	—	381
Investments	—	—	377	377
Other assets	21	1	6	28
Total assets	552	41	383	976

Liabilities
Suppliers and contractors	110	10	—	120
Other liabilities	232	3	—	235
Total liabilities	342	13	—	355

Net non-current assets held for sale	210	28	383	621

Schedule of net income and cash flows from discontinued operations

	Year ended December 31,
	2021	2020	2019
Net income from discontinued operations
Net operating revenue	1,083	473	1,021
Cost of goods sold and services rendered	(1,386)	(1,475)	(1,875)
Operating expenses	(33)	(43)	(29)
Impairment and disposals of non-current assets	(3,282)	(935)	(1,691)
Operating income (loss)	(3,618)	(1,980)	(2,574)
Financial Results, net	447	2	(20)
Equity results in associates and joint ventures	(26)	(43)	(25)
Loss before income taxes	(3,197)	(2,021)	(2,619)
Income taxes	821	297	—
Loss from discontinued operations	(2,376)	(1,724)	(2,619)
Loss attributable to noncontrolling interests	(85)	(347)	(612)
Loss attributable to Vale's stockholders	(2,291)	(1,377)	(2,007)

	Year ended December 31,
	2021	2020	2019
Cash flow from discontinued operations
Operating activities
Loss before income taxes	(3,197)	(2,021)	(2,619)
Adjustments:
Equity results in associates and joint ventures	26	43	25
Depreciation, amortization and depletion	69	19	237
Impairment and disposals of non-current assets	3,282	935	1,691
Financial Results, net	(447)	(2)	20
Increase (decrease) in assets and liabilities	(49)	(29)	9
Net cash provided by operating activities	(316)	(1,055)	(637)

Investing activities
Additions to property, plant, and equipment	(194)	(203)	(240)
Acquisition of NLC, net of cash	(2,345)	-	-
Others	70	74	127
Net cash provided (used) in investing activities	(2,469)	(129)	(113)

Financing activities
Payments	(13)	(15)	(14)
Net cash used in financing activities	(13)	(15)	(14)
Net cash provided (used) by discontinued operations	(2,798)	(1,199)	(764)

Summary of fair values of identifiable assets acquired and liabilities assumed as a result of the acquisition

June 22, 2021
Acquired assets
Cash and cash equivalents	172
Inventory, recoverable tax, and other assets	423
Intangible	2,219
Property, plant, and equipment	1,363
Assumed liabilities	(158)
Net identifiable assets acquired	4,019
Fair value adjustments (i)	(1,590)
Total identifiable net assets at fair value	2,429

Pre-existing relation (Loans receivable from NLC)	859
Loss on pre-existing relation	(771)
2,517

Cash consideration	2,517
(-) Balances acquired
Cash and cash equivalents	172
Net cash outflow	2,345

(i) Of this amount, US$441 was allocated to property, plant, and equipment and US$791 was allocated to intangible and the remaining amount was allocated to other assets.